Quarterly Financial Information (Notes)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results (Unaudited)
Quarterly Results (Unaudited)
Presented below is a summary of the unaudited quarterly financial information for the years ended December 31, 2013 and 2012 (in thousands, except share and per share amounts):

	Quarters Ended(1)
	March 31, 2013	June 30, 2013	September 30, 2013	December 31, 2013
Revenues	$42,897	$54,945	$95,255	$136,781
Net loss from continuing operations attributable to stockholders	(141,161)	(71,992)	(82,768)	(178,800)
Net income (loss) from discontinued operations attributable to common stockholders	(2)	34	91	(142)
Net loss attributable to common stockholders	(141,163)	(71,958)	(82,677)	(178,942)
Less: dividends declared on preferred shares and RSUs	(193)	(233)	(199)	(3,006)
Net loss attributable to common stockholders, net of dividends on preferred securities and RSUs	$(141,356)	$(72,191)	$(82,876)	$(181,948)

Weighted-average shares outstanding	167,847,516	198,956,355	221,707,934	231,969,433

Basic and diluted loss per share from continuing operations attributable to common stockholders	$(0.84)	$(0.36)	$(0.37)	$(0.77)
Basic and diluted loss per share from discontinued operations attributable to common stockholders	$—	$—	$—	$—
Basic and diluted loss per share attributable to common stockholders	$(0.84)	$(0.36)	$(0.37)	$(0.78)
(1) Certain historical balances have been restated for discontinue operations.

	Quarters Ended(1)
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Revenues	$6,240	$11,534	$18,945	$30,488
Net loss from continuing operations attributable to stockholders	(4,722)	(7,012)	(12,768)	(16,735)
Net loss from discontinued operations attributable to common stockholders	(322)	(77)	(41)	(259)
Net loss attributable to common stockholders	(5,044)	(7,089)	(12,809)	(16,994)
Less: dividends declared on preferred shares and RSUs	—	(70)	(140)	(158)
Net loss attributable to common stockholders, net of dividends on preferred securities and RSUs	$(5,044)	$(7,159)	$(12,949)	$(17,152)

Weighted-average shares outstanding	23,614,122	68,317,195	138,348,622	180,931,150

Basic and diluted loss per share from continuing operations attributable to common stockholders	$(0.20)	$(0.10)	$(0.09)	$(0.09)
Basic and diluted loss per share from discontinued operations attributable to common stockholders	$(0.01)	$—	$—	$—
Basic and diluted loss per share attributable to common stockholders	$(0.21)	$(0.10)	$(0.09)	$(0.09)
(1) Certain historical balances have been restated for discontinue operations.